Intangible assets (Tables)	6 Months Ended
Dec. 31, 2021
Intangible assets.
Schedule of intangible assets

			Other
			intangible
	Goodwill	Registrations	assets	Total
	£’000	£’000	£’000	£’000
At 1 July 2021
Cost	421,453	861,210	16,644	1,299,307
Accumulated amortization	—	(533,223)	(11,617)	(544,840)
Net book amount	421,453	327,987	5,027	754,467
Six months ended 31 December 2021
Opening net book amount	421,453	327,987	5,027	754,467
Additions	—	144,302	1,544	145,846
Disposals	—	(14,274)	—	(14,274)
Amortization charge	—	(72,510)	(1,277)	(73,787)
Closing net book amount	421,453	385,505	5,294	812,252
At 31 December 2021
Cost	421,453	979,655	17,291	1,418,399
Accumulated amortization	—	(594,150)	(11,997)	(606,147)
Net book amount	421,453	385,505	5,294	812,252

At 1 July 2020
Cost	421,453	831,275	14,797	1,267,525
Accumulated amortization	—	(484,403)	(7,952)	(492,355)
Net book amount	421,453	346,872	6,845	775,170
Six months ended 31 December 2020
Opening net book amount	421,453	346,872	6,845	775,170
Additions	—	78,895	929	79,824
Disposals	—	(13,519)	—	(13,519)
Amortization charge	—	(61,896)	(2,106)	(64,002)
Closing net book amount	421,453	350,352	5,668	777,473
At 31 December 2020
Cost	421,453	866,019	15,561	1,303,033
Accumulated amortization	—	(515,667)	(9,893)	(525,560)
Net book amount	421,453	350,352	5,668	777,473